Material accounting policies - Calculation of diluted earnings per ordinary share based on treasury stock method (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material accounting policies
Profits attributable to Himax Technologies, Inc. stockholders	$ 79,755	$ 50,616	$ 236,982
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding	349,593	348,990	349,448
Unvested RSUs	434	576	187
Adjusted weighted average number of ordinary shares outstanding	350,027	349,566	349,635
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$ 0.23	$ 0.14	$ 0.68
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	$ 0.46	$ 0.29	$ 1.36
Weighted Average Basic Number of ADS Equivalent Outstanding	174,796	174,495	174,724
Weighted Average Diluted Number of ADS Equivalent Outstanding	175,014	174,783	174,817